UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012


Institutional Investment Manager Filing this Report:

Partners Group Holding AG
Zugerstrasse 57
Baar-Zug, 6341
Switzerland

13F File Number: 028-15051

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cyrill Wipfli
Title: Chief Financial Officer
Phone: +41 41 768 8585


Signature	 City, State	          Date

Cyrill Wipfli,    Zug, Switzerland, September 28th, 2012

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: 71,550 (thousands)


Explanatory Notes:

1 - Partners Group Holding AG and its worldwide affiliates.

Securities are held by funds managed/advised by general partners/management companies owned by
Partners Group Holding AG.



FORM 13F INFORMATION TABLE FOR QUARTER JUNE 30, 2012


NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE(x$1000)	SHRS/PRN AMT	SH/PRN	Put/Call	INVEST DESCR 	OTHER MGRS	VOTING AUTH
																			 SOLE		SHARED		NONE
American Capital Ltd		COM	02503Y103	 311 	 	30,900 "	SHN			DEFINED				1	" 30,900 "
Amylin Pharmaceuticals Inc	COM	032346108	 702 	 	24,900 "	SHN			DEFINED				1	" 24,900 "
AngioDynamics Inc		COM	03475V101	7,397  		615,866 "	SHN			DEFINED				1	" 615,866 "
Apollo Investment Corp		COM	03761U106	 177 	 	23,050 "	SHN			DEFINED				1	" 23,050 "
Ares Capital Corp		COM	04010L103	 909 	 	56,965 "	SHN			DEFINED				1	" 56,965 "
Ariba Inc			COM	04033V203	 765 	 	17,100 "	SHN			DEFINED				1	" 17,100 "
AuthenTec Inc			COM	052660107	 4,820 	 	1,113,179 "	SHN			DEFINED				1	" 1,113,179 "
Avid Technology Inc		COM	05367P100	 243 	 	32,744 "	SHN			DEFINED				1	" 32,744 "
BlackRock Kelso Capital Corp	COM	092533108	 151 	 	15,500 "	SHN			DEFINED				1	" 15,500 "
BMC Software Inc		COM	055921100	 235 	 	5,500 "		SHN			DEFINED				1	" 5,500 "
Caesars Entertainment Corp	COM	127686103	 8,371 	 	734,257 "	SHN			DEFINED				1	" 734,257 "
Cooper Industries PLC		COM	#N/A N/A	 648 	 	9,500 "		SHN			DEFINED				1	" 9,500 "
Crown Holdings Inc		COM	228368106	 438 	 	12,700 "	SHN			DEFINED				1	" 12,700 "
Deere & Co			COM	244199105	 2,943 	 	36,395 "	SHN			DEFINED				1	" 36,395 "
EMC Corp/MA			COM	268648102	 256 	 	10,000 "	SHN			DEFINED				1	" 10,000 "
EXCO Resources Inc		COM	269279402	12,583 	 	1,657,894 "	SHN			DEFINED				1	" 1,657,894 "
Facebook Inc			COM	30303M102	 267 	 	8,600 "		SHN			DEFINED				1	" 8,600 "
Fifth Street Finance Corp	COM	31678A103	 182 	 	18,200 "	SHN			DEFINED				1	" 18,200 "
General Mills Inc		COM	370334104	 227 		5,900 "		SHN			DEFINED				1	" 5,900 "
Gen-Probe Inc			COM	36866T103	 756  		9,200 "		SHN			DEFINED				1	" 9,200 "
Gold Fields Ltd			ADR	38059T106	 154 	 	12,000 "	SHN			DEFINED				1	" 12,000 "
Goodrich Corp			COM	382388106	 761 	 	6,000 "		SHN			DEFINED				1	" 6,000 "
Groupon Inc			COM	399473107	 119 	 	11,200 "	SHN			DEFINED				1	" 11,200 "
Intel Corp			COM	458140100	 267 	 	10,000 "	SHN			DEFINED				1	" 10,000 "
iShares MSCI EAFE Index Fund	ETP	464287465	 7,444 	 	149,000 "	SHN			DEFINED				1	" 149,000 "
iShares MSCI Emerging Markets	ETP	464287234	 9,842 	 	251,490 "	SHN			DEFINED				1	" 251,490 "
iShares MSCI Japan Index Fund	ETP	464286848	 615 	 	65,350 "	SHN			DEFINED				1	" 65,350 "
Johnson & Johnson		COM	478160104	 250 	 	3,700 "		SHN			DEFINED				1	" 3,700 "
Kimberly-Clark Corp		COM	494368103	 243 	 	2,900 "		SHN			DEFINED				1	" 2,900 "
Lincare Holdings Inc		COM	532791100	 629 	 	18,500 "	SHN			DEFINED				1	" 18,500 "
Market Vectors Brazil Small-Ca	ETP	57060U613	 1,105 	 	30,200 "	SHN			DEFINED				1	" 30,200 "
Market Vectors Vietnam ETF	ETP	57060U761	 239 	 	13,000 "	SHN			DEFINED				1	" 13,000 "
MetroPCS Communications Inc	COM	591708102	 77 	 	12,700 "	SHN			DEFINED				1	" 12,700 "
Microsoft Corp			COM	594918104	 562 	 	18,360 "	SHN			DEFINED				1	" 18,360 "
Norfolk Southern Corp		COM	655844108	 251 	 	3,500 "		SHN			DEFINED				1	" 3,500 "
PennantPark Investment Corp	COM	708062104	 335 	 	32,404 "	SHN			DEFINED				1	" 32,404 "
Petroleo Brasileiro SA		ADR	71654V408	 278 	 	14,800 "	SHN			DEFINED				1	" 14,800 "
PG&E Corp			COM	69331C108	 249 	 	5,500 "		SHN			DEFINED				1	" 5,500 "
Powershares QQQ Trust Series 1	ETP	73935A104	 203 	 	3,170 "		SHN			DEFINED				1	" 3,170 "
QIAGEN NV			COM	#N/A N/A	 235 	 	14,066 "	SHN			DEFINED				1	" 14,066 "
SAIC Inc			COM	78390X101	 215 	 	17,700 "	SHN			DEFINED				1	" 17,700 "
Sirius XM Radio Inc		COM	82967N108	 46 	 	25,000 "	SHN			DEFINED				1	" 25,000 "
Southern Co/The			COM	842587107	 236 	 	5,100 "		SHN			DEFINED				1	" 5,100 "
SPDR Gold Shares		ETP	78463V107	 745 	 	4,800 "		SHN			DEFINED				1	" 4,800 "
SPDR S&P 500 ETF Trust		ETP	78462F103	 2,174 	 	15,975 "	SHN			DEFINED				1	" 15,975 "
Starbucks Corp			COM	855244109	 533 	 	10,000 "	SHN			DEFINED				1	" 10,000 "
Sunoco Inc			COM	86764P109	 765 	 	16,100 "	SHN			DEFINED				1	" 16,100 "
TransCanada Corp		COM	89353D107	 358 	 	8,550 "		SHN			DEFINED				1	" 8,550 "
Wal-Mart Stores Inc		COM	931142103	 237 	 	3,400 "		SHN			DEFINED				1	" 3,400 "
